Investments in Affiliates	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
NOTE 8: INVESTMENTS IN AFFILIATES

Navios Partners
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

In February 2014, Navios Partners completed a public offering of 6,325,000 common units. Navios Holdings paid $2,233 in order to retain its 2.0% general partner interest. The Company determined, under the equity method, that the issuance of shares qualified as sales of shares by the investee. As a result, a gain of $11,230 was recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2014.

In February 2015, Navios Partners completed a public offering of 4,600,000 common units, raising gross proceeds of $60,214. In addition, Navios Partners completed a private placement of 1,120,547 common units and 22,868 general partner units to Navios Holdings raising additional gross proceeds of $14,967.
As of December 31, 2016, Navios Holdings held a total of 15,344,310 common units and 1,700,493 general partners units, representing a 20.0% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.
As of December 31, 2016 and 2015, the pre-OTTI unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $29,529 and $32,300, respectively. The Company will need to recompute this difference which is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.

Total equity method income and amortization of deferred gain of $5,979, $15,462 and $36,959 were recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2016, 2015 and 2014, respectively.
As of December 31, 2016 and 2015, the carrying amount of the investment in Navios Partners was $24,033 and $115,432, respectively. During the year ended December 31, 2016, the Company recognised an OTTI loss of $83,596 relating to its investment in Navios Partners and the amount was included in “Equity/ (loss) in net earnings of affiliated companies”.

Dividends received during the year ended December 31, 2016, 2015 and 2014 were $0, $27,993 and $30,043, respectively.

As of December 31, 2016, the market value of the investment in Navios Partners was $24,033.
Acropolis

Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2016 and 2015, the carrying amount of the investment was $105 and $175, respectively. Dividends received for each of the years ended December 31, 2016, 2015 and 2014 were $85, $454 and $271, respectively.

Navios Acquisition

In February 2014, Navios Acquisition completed a public offering of 14,950,000 shares of its common stock. In October 2014, 699,994 Navios Acquisition's restricted stock awards vested. The Company determined, under the equity method, that the issuance of shares and the vesting of restricted stock awards qualified as a sale of shares by the investee. As a result, an income of $4,675 was recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2014.

As of December 31, 2016, Navios Holdings had a 43.4% voting and a 46.1% economic interest in Navios Acquisition.

As of December 31, 2016 and 2015, the pre-OTTI unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $(2,588) and $1,480, respectively. The Company will need to recompute this difference which is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

Total equity method income of $29,801, $43,299 and $19,513 were recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2016, 2015 and 2014, respectively.

As of December 31, 2016 and 2015, the carrying amount of the investment in Navios Acquisition was $124,062 and $253,286, respectively. During the year ended December 31, 2016, the Company recognized an OTTI loss of $144,430 relating to its investment in Navios Acquisition and the amount was included in “Equity/ (loss) in net earnings of affiliated companies”.

Dividends received for each of the years ended December 31, 2016, 2015 and 2014 were $14,595, $18,244 and $14,595, respectively.

As of December 31, 2016, the market value of the investment in Navios Acquisition was $124,062.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The initial investment in Navios Europe I of $4,750 at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of December 31, 2016 and December 31, 2015, the unamortized basis difference of Navios Europe I was $4,710, and $5,386, respectively.

As of December 31, 2016 and 2015, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $18,268 and $15,763, respectively, which represents the Company's carrying value of its investment of $8,198 and $6,895, respectively, including accrued interest, plus the Company's balance of the Navios Revolving Loans I of $10,070 and $8,868, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

Income of $1,303, $1,293 and $831 was recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2016, 2015 and 2014, respectively.

As of December 31, 2016 and 2015, the carrying amount of the investment in Navios Europe I was $5,967 and $5,497, respectively. See also Note 25 for the transfer of Navios Holdings' participation in Navios Revolving Loans I and Navios Term Loans I to Navios Partners.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that they are not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

 Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial investment in Navios Europe II recorded under the equity method of $6,650, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of December 31, 2016, the unamortized basis difference of Navios Europe II was $7,953.

As of December 31, 2016 and 2015, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $22,287 and $15,858, respectively, which represents the Company's carrying value of its investment of $7,944 and $7,958, respectively, plus the Company's balance of the Navios Revolving Loans II of $14,343 and $7,900, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

(Loss)/income of $(14) and $1,308 was recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2016 and 2015, respectively.

As of December 31, 2016, the carrying amount of the investment in Navios Europe II was $5,894.

Summarized financial information of the affiliated companies is presented below:

	December 31, 2016					December 31, 2015
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$25,088	$56,658	$720	$10,785	$16,916	$34,539	$61,645	$668	$11,839	$17,366
Current assets	56,349	107,282	986	15,980	19,487	39,835	97,349	1,117	14,782	22,539
Non-current assets	1,212,231	1,596,337	84	169,925	232,363	1,310,456	1,676,742	73	179,023	245,154
Current liabilities	98,950	79,421	413	18,490	24,126	41,528	82,798	447	15,377	16,897
Long- term debt including current portion, net	523,776	1,095,938	—	86,060	119,234	598,078	1,197,583	—	96,580	129,185
Non-current liabilities	489,421	1,048,767	—	155,387	184,530	576,548	1,143,922	—	182,537	173,543

Income Statement	Year ended December 31, 2016					Year ended December 31, 2015					Year ended December 31, 2014
	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I
Revenue	$190,524	$290,245	$1,068	$40,589	$30,893	$223,676	$313,396	$1,760	$41,437	$20,767	$227,356	$264,877	$2,825	$35,119
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	$(52,549)	$59,715	$157	$(2,174)	$(25,062)	$41,805	$84,796	$244	$(1,347)	$1,673	$74,853	$11,371	1,298	(5,061)
Net income/(loss)	$(52,549)	$59,715	$157	$16,137	$(34,059)	$41,805	$84,796	$244	$(1,118)	$77,252	$74,853	$11,371	1,298	(1,896)